Prepayment for Construction in Progress - Schedule of Future Minimum Capital Expenditures (Details)	Mar. 31, 2026 USD ($)
Schedule of Future Minimum Capital Expenditures [Abstract]
2027	$ 3,624,239
2028	3,624,239
2029	5,443,607
2030	1,195,999
Total	$ 13,888,084